Expense Example - Transamerica Managed Risk - Conservative ETF VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	41	128	224	505	66	208	362	810